COMMITMENTS (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 12, 2024	Mar. 31, 2025	Dec. 31, 2023
Product Liability Contingency [Line Items]
Commission payment terms	fee of 30% in cash and 5% in stock of the total funds raised
Standard Rental Booking [Member]
Product Liability Contingency [Line Items]
Commission percentage	20.00%
Mutual Venture Agreement [Member]
Product Liability Contingency [Line Items]
Contract with customer, asset owned		$ 100,000	$ 100,000